Accounting Changes (Details)	12 Months Ended
Dec. 31, 2011
Accounting Standards Update 2010-20 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Disclosures about the credit quality of financing receivables and the allowance for credit losses
New Accounting Pronouncement Or Change In Accounting Principle Description	In July 2010, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued for the disclosure of the allowance for credit losses and financing receivable modifications. The expanded disclosures include roll-forward schedules of the allowance for credit losses and enhanced disclosure of financing receivables that were modified during a reporting period and those that were previously modified and have re-defaulted. The new disclosure requirements are required for interim and annual periods beginning on or after December 15, 2010. Except for presentation changes, the adoption had no impact on the Company’s financial statements. In July 2010, the FASB issued guidance to address concerns about the sufficiency, transparency, and robustness of credit risk disclosures for financing receivables and the related allowance for credit losses. The guidance requires that entities disclose information at disaggregated levels. The expanded disclosures include information regarding the credit quality of receivables as of the end of a reporting period. The new disclosure requirements apply to all entities that have lending arrangements in the form of receivables or a lessor's right to lease payments (other than operating leases), although disclosures for trade accounts receivable with a contractual maturity of one year or less are exempt. For public entities, the new disclosures are required for interim and annual periods ending on or after December 15, 2010. Except for disclosure changes, the adoption had no impact on the Company’s financial statements.
FSP FAS 107-1 And AP28-1 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Interim disclosures about fair value of financial instruments
New Accounting Pronouncement Or Change In Accounting Principle Description	n April 2009, the FASB updated the ASC guidance for interim disclosures about fair value of financial instruments which requires disclosures about fair value of financial instruments for interim reporting periods as well as in annual financial statements. It is effective for interim reporting periods ending after June 15, 2009. Except for presentation changes, the adoption had no impact on the Company’s financial statements.
FSP FAS 141 (R) -1 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Assets and liabilities from contingencies in business combinations
New Accounting Pronouncement Or Change In Accounting Principle Description	In April 2009, the FASB updated the ASC guidance for accounting for assets acquired and liabilities assumed in a business combination that arise from contingencies. The guidance addresses issues raised on initial recognition and measurement, subsequent measurement and accounting and disclosure of assets and liabilities arising from contingencies in a business combination. It is effective for assets or liabilities arising from contingencies in business combinations for which the acquisition date is on or after January 1, 2009. The Company adopted the provisions to be applied to all future business combinations.
Accounting Standards Update 2010-06 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Fair value measurements
New Accounting Pronouncement Or Change In Accounting Principle Description	In January 2010, the ASC guidance for disclosures about fair value measurements was updated, providing amendments to the guidance which requires entities to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. The updated guidance further clarified the level of disaggregation required for assets and liabilities and the disclosures required for inputs and valuation techniques used to measure the fair value of assets and liabilities that fall in either Level 2 or Level 3. The disclosures related to Level 1 and Level 2 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2009. Except for disclosure changes, the adoption of the updated guidance had no material impact on the Company’s financial statements. In January 2010, the FASB ASC guidance for disclosures about fair value measurements was updated requiring level 3 disclosure details regarding separate information about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. The adoption of the updated guidance had no impact on the Company’s financial statements as the Company does not have Level 3 fair value measurements.